INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
The provision for income taxes for the nine months ended September 30, 2013 and 2014 includes both domestic and foreign income taxes at applicable statutory rates adjusted for permanent differences and valuation allowances. For the nine months ended September 30, 2013 and 2014, income tax (benefit) expense was $(7,467) and $82, resulting in an effective tax rate of 22.4% and (0.2)%, respectively. The effective tax rate differs from the statutory rate due to permanent differences, an increase to the valuation allowance and foreign tax rate differentials.

INCOME TAXES
The following table summarizes the loss before benefit from income taxes:

	Year Ended December 31,
	2011	2012	2013
United States	$(287)	$(40,344)	$(37,884)
Foreign	(4,589)	(5,352)	(8,370)
Total	$(4,876)	$(45,696)	$(46,254)

The benefit from income taxes is as follows:

	Year Ended December 31,
	2011	2012	2013
Current:
Federal	$—	$—	$—
State	112	74	80
Foreign	—	80	71
Deferred:
Federal	(16,300)	(12,396)	(12,590)
State	(2,945)	(1,583)	(1,969)
Foreign	(850)	(1,575)	(1,681)
Change in valuation allowance	1,762	2,359	7,748
Income tax benefit	$(18,221)	$(13,041)	$(8,341)

The Company’s net deferred liability consists of the following:

	December 31,
	2012	2013
Net operating loss (NOL) carryforwards	$9,485	$13,322
Research and development and alternative minimum tax (AMT) credit carryforward	1,194	1,443
Inventory	6,308	6,481
Stock-based compensation	2,467	3,254
Intellectual property agreements	3,773	4,303
Other deferred temporary differences	3,009	2,989
Intangible assets	(33,218)	(22,534)
Valuation allowance	(6,770)	(14,518)
Net deferred tax liability	$(13,752)	$(5,260)

Approximately $4,047 of the NOL carryforward of $13,322 is related to operations outside the United States and does not expire. The remaining NOL starts to expire in 2030. Tax credit carryforwards of $1,443 begin to expire in 2027. Under Section 382 of the Internal Revenue Code of 1986, as amended (IRC), certain significant changes in ownership may restrict the future utilization of our tax loss carry forwards and tax credit carry forwards.

The following table summarizes a reconciliation of the U.S. statutory federal income tax rate to the Company’s effective tax rate, as a percentage of loss before income tax benefit for the years ended December 31, 2011, 2012 and 2013:

	Year Ended December 31,
	2011	2012	2013
Federal tax at statutory rates	34.0%	34.0%	34.0%
State taxes, net of federal benefit	26.3	2.3	2.3
Tax credits	7.2	—	0.5
Permanent difference	346.1	0.1	0.1
Foreign income taxes	(11.9)	(1.0)	(1.8)
Change in valuation allowance	(36.1)	(5.3)	(16.8)
Tax rate adjustment and other	8.2	(1.6)	(0.3)
Income tax benefit	373.8%	28.5%	18.0%

The permanent difference in 2011 is primarily related to the reduction to the contingent consideration liability that was recorded as part of the Transaction.
The following reflects a rollforward of the deferred tax asset valuation allowance for the years ended December 31, 2011, 2012 and 2013:

	Year Ended December 31,
	2011	2012	2013
Beginning	$(2,649)	$(4,411)	$(6,770)
Increase to allowance	(1,762)	(2,359)	(7,748)
Decrease to allowance	—	—	—
Ending	$(4,411)	$(6,770)	$(14,518)

The Company is subject to income taxes in the United States and certain foreign jurisdictions. Significant judgment is required in determining the consolidated provision for income taxes and recording the related deferred tax assets and liabilities. In the ordinary course of business, there are transactions and calculations where the ultimate tax determination is uncertain.
As of December 31, 2012 and 2013, the Company had no uncertain tax positions. The Company’s returns are not currently under examination by the Internal Revenue Service or other taxing authorities. The Company is subject to income tax examinations for its U.S federal tax returns and foreign examinations for years 2010 and subsequent; and U.S., state and local returns for years 2009 and subsequent. Although the Company believes that the estimates and assumptions supporting its tax positions are reasonable, the final determination of tax audits and any related litigation could be materially different from that which is reflected in historical income tax provisions and recorded assets and liabilities. Based on the results of an audit or litigation, there could be a material effect on the Company’s benefit from income taxes, net loss, or cash flows in the period or periods for which that determination is made.